UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                            ------------------------
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                                ----------------
                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
                        2020 E. FINANCIAL WAY, STE. 100
                        -------------------------------
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5348
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: OCTOBER 31, 2005
                         ----------------

Date of reporting period:  OCTOBER 31, 2005
                           ----------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                          (FUNDX UPGRADER FUNDS LOGO)

                                 ANNUAL REPORT
                                OCTOBER 31, 2005

FUNDX UPGRADER FUNDS

October 31, 2005

Dear Fellow Shareholders:

The period for this annual report, 11/1/2004 through 10/31/2005, has been positive for stock and bond investors and even better for investors in the FUNDX UPGRADER FUNDS. Comparison of each Fund's performance versus its applicable benchmarks is detailed in the summaries on pages 9 through 12.

NOT THE TYPICAL MUTUAL FUND

Mutual fund investors often struggle to build portfolios by selecting various individual funds. Most mutual funds apply a particular investment style, be it growth or value, or focus on a market segment such as large companies or small, or geographic region, international or domestic companies, or are even more concentrated in particular industries or areas of the market. The typical mutual fund does not represent a comprehensive portfolio. Rather, these funds become the building blocks for a portfolio that investors hope will embody a long-term investment strategy.

Each FUNDX UPGRADER FUND is managed as a portfolio of other mutual funds, following the Upgrading investment strategy, and structured to fit a different set of risk/return objectives as outlined in its prospectus. To meet this objective, each FUNDX UPGRADER FUND typically holds at least 20 underlying funds (Pages 13 through 20 list the complete holdings for each of the FUNDX UPGRADER FUNDS). If a shareholder's objectives match the prospectus objective of one FUNDX UPGRADER FUND, that one fund-of-funds could replace the need to monitor and trade 20 or more funds individually. It is our hope that one or a combination of the FUNDX UPGRADER FUNDS will offer an easier way for mutual fund investors to use Upgrading as their investment strategy.

FOLLOWING MARKET LEADERSHIP

The past year saw significant changes in market leadership. While many value funds continued to perform well and remain highly ranked by our proprietary system, it's clear that growth funds are gaining on value funds and large-cap funds are climbing in our ranks. Small-cap funds held the lead since early 1999 and value funds since the market peak in early 2000. But the small-caps lead diminished in the past year and, from the second quarter of last year growth, started to outpace value. Many familiar leaders among large-cap growth funds in the late 90s are again rising in our screens.

Factors influencing the markets in the past year include surprisingly strong economic reports and higher short-term interest rates, rising energy prices and a weaker dollar. This has translated into weak bond performance, and consistent leadership from foreign stocks and funds focused on energy and natural resources.

Emerging markets fared particularly well due to their high correlation to commodities and natural resources, benefiting both HOTFX and FUNDX. Latin America, especially Brazil and Mexico, was very strong, followed by Eastern Europe and Asia. In Asia, Korea and Japan have each earned places in our more aggressive portfolios. Our more conservative portfolios benefited from exposure to Utilities and Real Estate.

Several leading areas, including those mentioned above, were hit hard in October. More aggressive funds, especially domestic large cap funds, held up better as the broad market slid. Large-cap growth funds have therefore risen in our rankings for the first time in years. More complete insights into our portfolios and trading activity can be found with each fund's holdings beginning on page 13.

A NEAR-TERM STRATEGY FOR LONG-TERM POTENTIAL

Upgrading uses current observations of near-term performance to determine which funds to buy, hold or sell. These decisions are constantly being evaluated, based on our proprietary fund rankings. We do not focus on the current relative performance of our portfolio versus the market, nor do we apply greater weight to the current month's performance of our holdings when making investment decisions. This discipline can require patience because there are times when Upgrading causes us to lose more than the market in a short-term decline, or to make less in a short-term advance. We believe, however, that our disciplined approach to Upgrading will allow us to take advantage of sustained trends and avoid being drawn into short-lived market moves.

Market leadership is constantly revolving, and our portfolios are continuously shifting in response to these changes. Some of the changes take root in our portfolios and last several years, while others last only a few months. We have no idea what the next year will bring, but we will be vigilant and disciplined in our execution of the Upgrading strategy in each of the FUNDX UPGRADER FUNDS.

As we enter the New Year, rest assured that we are diligently applying the Upgrading discipline to keep your Funds aligned with what we feel is the current market leadership.

For more information on the FUNDX UPGRADER FUNDS, please visit us online at www.upgraderfunds.com, or call 1-866-455-3863.
---------------------

Sincerely,

/s/Janet Brown

Janet Brown
President, DAL Investment Company

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

FUNDX UPGRADER FUND (FUNDX)

Of the 35 funds held in this portfolio, 11 have been held longer than one-year. Our best gains have come from funds that focus on emerging markets, energy and natural resource. Our top performing holding, BlackRock Global Resources Fund (SSGRX) was purchased 3/17/2004 and has nearly doubled. Other strong performers include Excelsior Emerging Markets Fund (UMEMX), Fidelity Latin America Fund (FLATX), iShares S&P Latin America 40 Index Fund (ILF) and ICON Energy Fund (ICENX).

Among our more diversified holdings, Julius Baer International Equity Fund (BJBIX), Thornburg International Value Fund and AllianceBernstein International Growth Fund (AWPAX) were among the best performers. Long-term holding Muhlenkamp Fund (MUHLX) has done well for us, gaining 18.91% since we first purchased it 9/22/2004 versus 10.40% for the S&P 500 Index, but it has recently fallen in our ranking system and is being sold.

FUNDX AGGRESSIVE UPGRADER FUND (HOTFX)

Of the 38 funds held in this portfolio, 10 have been held longer than one-year. Despite surging oil and commodity prices, we have had only brief exposure directly in commodity funds. Our best gains have come from funds that focus on energy and natural resource companies. Our top performing holding, BlackRock Global Resources Fund (SSGRX) was purchased 3/18/2004 and has nearly doubled. Other strong performers include Oppenheimer International Small Company Fund (OSMAX), U.S. Global Investors Accolade Funds - Eastern Europe Fund (EUROX), iShares S&P Latin America 40 Index Fund (ILF) and ICON Energy Fund (ICENX).

Among our more diversified holdings, Julius Baer International Equity Fund (BJBIX), Thornburg International Value Fund and AllianceBernstein International Growth Fund (AWPAX) were among the best performers. Long-term holding Muhlenkamp Fund (MUHLX) has done well for us, gaining 18.91% since we first purchased it 9/22/2004 versus 10.40% for the S&P 500 Index, but it has recently fallen in our ranking system and is being sold.

FUNDX CONSERVATIVE UPGRADER FUND (RELAX)

Of the 26 funds held in this portfolio, 8 have been held longer than one-year. Julius Baer International Equity Fund (BJBIX), Thornburg International Value Fund, and AllianceBernstein International Growth Fund (AWPAX) were this portfolio's best performers. Long-term holding Muhlenkamp Fund (MUHLX) has also done very well for us, gaining 18.96% since we first purchased it 10/07/2004, but it has recently fallen in our ranking system and is being sold.

Among our total return holdings, American Century Utilities Fund (BULIX), FBR Gas Utility Index Fund (GASFX), Fidelity Real Estate Investment Portfolio (FRESX) and Matthews Asian Growth and Income Fund (MACSX) were the top performers. PIMCO Commodity RealReturn Strategy Fund (PCRDX) has performed relatively poorly since being added to the portfolio 9/7/2005, but it remains highly ranked in our system and is therefore still held.

FUNDX FLEXIBLE INCOME FUND (INCMX)

Of the 24 funds held in this portfolio, 17 have been held for more than one-year. While the names have remained relatively constant, individual weightings have changed.

We now have approximately 25% in high-yield bond funds, down from our maximum target value of 30% that has been held for the majority of the Fund's existence. High-yield holdings include: Pioneer High Yield Fund, MainStay High Yield Corporate Bond Fund, John Hancock High Yield Fund (JHHBX) and Fidelity Capital & Income Fund (FAGIX). Other substantial positions include strategic bond funds at roughly 20% of the portfolio and floating rate funds at nearly 10% of the portfolio. International bond funds, including emerging markets, have been reduced throughout the year from 18% of the portfolio to approximately 11%.

Fixed income alternatives include Gateway Fund (GATEX), Fidelity Real Estate Income Fund (FRIFX), Permanent Portfolio (PRPFX), Matthews Asian Growth and Income Fund (MACSX) and Buffalo Balanced Fund (BUFBX). We generally limit these funds to 30% of the portfolio. Currently, we have reduced our exposure to these funds from 30% to approximately 21%.

The flexible income strategy allows us to shift between different types of bonds as described above, but does not require us to forecast the future direction of interest rates, currencies, or credit risk spreads. We simply hold the funds indicated by our proprietary models, and sell them as indicated by our strategy.

Must be preceded or accompanied by a current prospectus.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

MUTUAL FUND INVESTING INVOLVES RISK. PRINCIPAL LOSS IS POSSIBLE. BECAUSE EACH OF THE FUNDS IS A "FUND OF FUNDS", AN INVESTOR WILL INDIRECTLY HEAR THE PRINCIPAL RISKS OF THE UNDERLYING FUNDS, INCLUDING BUT NOT LIMITED TO, RISKS ASSOCIATED WITH SMALLER COMPANIES, FOREIGN SECURITIES, EMERGING MARKETS, NON-DIVERSIFICATION, HIGH YIELD BONDS, FIXED INCOME INVESTMENTS, AND SHORT SALES.

The adviser has an agreement in place to limit expenses of the funds. Investment performance reflects voluntary fee waivers in effect for the AGGRESSIVE UPGRADER, CONSERVATIVE UPGRADER AND FLEXIBLE INCOME FUNDS. Currently expenses have not exceeded the limit for the UPGRADER FUND. In the absence of such waivers, total return would be reduced.

The opinions expressed above are those of the investment adviser, are subject to change, and any forecasts made cannot be guaranteed.

While these funds are noload, there are management fees that do apply. To the extent that a fund invests in other mutual funds, the fund will indirectly bear its proportionate share of any fees and expenses paid by such funds in addition to the fees and expenses payable directly by the fund. Please see the prospectus for further details.

Sector weightings and fund holdings are subject to change at any time and mention of them should not be construed as recommendations to buy or sell any security. Please refer to the "Schedule of Investments" for further sector and holding information.

The S&P 500 Index is an unmanaged index commonly used to measure performance of U.S. stocks. The Lehman Aggregate Bond Index is a market capitalization-weighted index of investment grade fixed rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year. You cannot invest in an index.

Quasar Distributors, LLC, Distributor (12/05)

FUNDX UPGRADER FUNDS

ALLOCATION OF PORTFOLIO AT OCTOBER 31, 2005 (UNAUDITED)

FUNDX UPGRADER FUND

Investment Companies                    99.3%
Cash*<F1>                                0.7%

FUNDX AGGRESSIVE UPGRADER FUND

Investment Companies                    98.9%
Cash*<F1>                                1.1%

FUNDX CONSERVATIVE UPGRADER FUND

Investment Companies                    99.6%
Cash*<F1>                                0.4%

FUNDX FLEXIBLE INCOME FUND

Investment Companies                    99.8%
Cash*<F1>                                0.2%

*<F1>  Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLE FOR THE SIX MONTHS ENDED OCTOBER 31, 2005 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs; redemption fees; exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (5/1/05 - 10/31/05).

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request that a redemption be made by wire transfer, currently, the Funds' transfer agent charges a $15.00 fee. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem those shares that have been held for less than one month. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the examples below. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by a Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FUNDX UPGRADER FUND

                                                       BEGINNING             ENDING               EXPENSES PAID
                                                        ACCOUNT             ACCOUNT             DURING THE PERIOD
                                                      VALUE 5/1/05       VALUE 10/31/05       5/1/05 - 10/31/05*<F2>
                                                      ------------       --------------       ----------------------
Actual                                                   $1,000              $1,090                   $6.69
Hypothetical (5% annual return before expenses)          $1,000              $1,019                   $6.46

*<F2> Expenses are equal to the Fund's annualized expense ratio of 1.27% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

FUNDX AGGRESSIVE UPGRADER FUND

                                                       BEGINNING             ENDING               EXPENSES PAID
                                                        ACCOUNT             ACCOUNT             DURING THE PERIOD
                                                      VALUE 5/1/05       VALUE 10/31/05       5/1/05 - 10/31/05*<F3>
                                                      ------------       --------------       ----------------------
Actual                                                   $1,000              $1,118                   $8.01
Hypothetical (5% annual return before expenses)          $1,000              $1,018                   $7.63

*<F3> Expenses are equal to the Fund's annualized expense ratio of 1.50% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

FUNDX CONSERVATIVE UPGRADER FUND

                                                       BEGINNING             ENDING               EXPENSES PAID
                                                        ACCOUNT             ACCOUNT             DURING THE PERIOD
                                                      VALUE 5/1/05       VALUE 10/31/05       5/1/05 - 10/31/05*<F4>
                                                      ------------       --------------       ----------------------
Actual                                                   $1,000              $1,056                   $7.77
Hypothetical (5% annual return before expenses)          $1,000              $1,018                   $7.63

*<F4> Expenses are equal to the Fund's annualized expense ratio of 1.50% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

FUNDX FLEXIBLE INCOME FUND

                                                       BEGINNING             ENDING               EXPENSES PAID
                                                        ACCOUNT             ACCOUNT             DURING THE PERIOD
                                                      VALUE 5/1/05       VALUE 10/31/05       5/1/05 - 10/31/05*<F5>
                                                      ------------       --------------       ----------------------
Actual                                                   $1,000              $1,013                   $5.02
Hypothetical (5% annual return before expenses)          $1,000              $1,020                   $5.04

*<F5> Expenses are equal to the Fund's annualized expense ratio of 0.99% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

FUNDX UPGRADER FUND

                              FUNDX UPGRADER FUND
      VALUE OF $10,000 VS S&P 500 INDEX AND DOW JONES WILSHIRE 5000 INDEX

                                          S&P 500 Index      Dow Jones Wilshire
     Date         FundX Upgrader Fund      with income           5000 Index
     ----         -------------------     -------------      ------------------
   11/1/2001          $10,000.00           $10,000.00            $10,000.00
   4/30/2002          $11,394.16           $10,000.35            $10,241.19
  10/31/2002           $9,109.69            $8,298.10             $8,356.92
   4/30/2003           $9,230.56            $8,670.57             $8,701.45
  10/31/2003          $11,486.83           $10,025.89            $10,223.73
   4/30/2004          $12,187.88           $10,654.72            $10,792.98
  10/31/2004          $12,667.34           $10,969.10            $11,055.72
   4/30/2005          $13,447.35           $11,327.77            $11,366.44
  10/31/2005          $14,661.60           $11,924.21            $12,041.32

                          Average Annual Total Return
                         Period Ended October 31, 2005
1 Year                                                                  15.74%
3 Year                                                                  17.19%
Since Inception (11/1/01)                                               10.04%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and the dividends, but does not reflect the redemption of fees.

The average annual total return since the Fund's inception (11/1/01) for the S&P 500 Index was 4.50% and for the Wilshire 5000 Index was 4.75%. As of 10/31/05, the one-year total return for the S&P 500 Index was 8.72% and for the Wilshire 5000 Index was 8.93%. As of 10/31/05, the three-year total return for the S&P 500 Index was 12.85% and for the Wilshire 5000 Index was 12.95%.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.fundxfund.com.

The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes. The Dow Jones Wilshire 5000 Index measures the performance of all U.S. headquartered companies regardless of exchange. It reflects no deduction for fees, expenses or taxes and does not include reinvested dividends.

One cannot invest directly in an index.

FUNDX AGGRESSIVE UPGRADER FUND

                         FUNDX AGGRESSIVE UPGRADER FUND
  VALUE OF $10,000 VS S&P 500 INDEX, DOW JONES WILSHIRE 5000 INDEX AND RUSSELL
                                   2000 INDEX

            FundX Aggressive S&P 500 Index  Dow Jones Wilshire   Russell 2000
   Date      Upgrader Fund    with income       5000 Index    Index with income
   ----     ---------------- -------------- ----------------- -----------------
  7/1/2002     $10,000.00      $10,000.00       $10,000.00        $10,000.00
10/31/2002      $9,292.00       $9,000.94        $8,906.73         $8,381.68
 4/30/2003      $9,284.00       $9,404.96        $9,273.92         $9,014.32
10/31/2003     $12,324.00      $10,875.07       $10,896.36        $12,015.08
 4/30/2004     $12,616.36      $11,557.16       $11,503.06        $12,800.68
10/31/2004     $13,044.51      $11,898.17       $11,783.09        $13,424.32
 4/30/2005     $13,936.75      $12,287.21       $12,114.24        $13,403.62
10/31/2005     $15,576.60      $12,934.17       $12,833.52        $15,048.00

                          Average Annual Total Return
                         Period Ended October 31, 2005
1 Year                                                                  19.41%
Since Inception (7/1/02)                                                14.20%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and the dividends, but does not reflect the redemption of fees.

The average annual total return since the Fund's inception (7/1/02) for the S&P 500 Index was 8.02%, for the Wilshire 5000 Index was 7.76% and for the Russell 2000 Index was 13.03%. As of 10/31/05 the one-year total return for the S&P 500 Index was 8.72%, for the Wilshire 5000 Index was 8.93% and for the Russell 2000 Index was 12.08%.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.fundxfund.com.

The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes. The Dow Jones Wilshire 5000 Index measures the performance of all U.S. headquartered companies regardless of exchange. It reflects no deduction for fees, expenses or taxes and does not include reinvested dividends. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Returns include reinvested dividends but reflect no deduction for fees, expenses, or taxes.

One cannot invest directly in an index.

FUNDX CONSERVATIVE UPGRADER FUND

                        FUNDX CONSERVATIVE UPGRADER FUND
      VALUE OF $10,000 VS S&P 500 INDEX AND DOW JONES WILSHIRE 5000 INDEX

                FundX Conservative       S&P 500 Index       Dow Jones Wilshire
     Date         Upgrader Fund           with income            5000 Index
     ----       ------------------       -------------       ------------------
    7/1/2002        $10,000.00            $10,000.00             $10,000.00
  10/31/2002         $9,052.00             $9,000.94              $8,906.73
   4/30/2003         $9,189.82             $9,404.96              $9,273.92
  10/31/2003        $10,966.82            $10,875.07             $10,896.36
   4/30/2004        $11,672.49            $11,557.16             $11,503.06
  10/31/2004        $12,204.35            $11,898.17             $11,783.09
   4/30/2005        $12,810.71            $12,287.21             $12,114.24
  10/31/2005        $13,526.86            $12,934.17             $12,833.52

                          Average Annual Total Return
                         Period Ended October 31, 2005
1 Year                                                                  10.84%
Since Inception (7/1/02)                                                 9.48%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and the dividends, but does not reflect the redemption of fees.

The average annual total return since the Fund's inception (7/1/02) for the S&P 500 Index was 8.02% and for the Wilshire 5000 Index was 7.76%. As of 10/31/05, the one-year total return for the S&P 500 Index was 8.72% and for the Wilshire 5000 Index was 8.93%.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.fundxfund.com.

The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes. The Dow Jones Wilshire 5000 Index measures the performance of all U.S. headquartered companies regardless of exchange. It reflects no deduction for fees, expenses or taxes and does not include reinvested dividends.

One cannot invest directly in an index.

FUNDX FLEXIBLE INCOME FUND

                           FUNDX FLEXIBLE INCOME FUND
                VALUE OF $10,000 VS LEHMAN AGGREGATE BOND INDEX

                            FundX Flexible            Lehman Aggregate Bond
        Date                 Income Fund                Index with income
        ----                --------------            ---------------------
       7/1/2002               $10,000.00                    $10,000.00
     10/31/2002                $9,956.00                    $10,412.72
      4/30/2003               $10,622.30                    $10,862.19
     10/31/2003               $11,418.36                    $10,923.62
      4/30/2004               $11,768.77                    $11,059.73
     10/31/2004               $12,106.11                    $11,528.46
      4/30/2005               $12,270.09                    $11,641.83
     10/31/2005               $12,432.46                    $11,659.53

                          Average Annual Total Return
                         Period Ended October 31, 2005
1 Year                                                                   2.70%
Since Inception (7/1/02)                                                 6.74%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and the dividends, but does not reflect the redemption of fees.

The average annual total return since the Fund's inception (7/1/02) for the Lehman Aggregate Bond Index was 4.71%. As of 10/31/05, the one-year total return for the Lehman Aggregate Bond Index was 1.13%.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.fundxfund.com.

The Lehman Aggregate Bond Index is a market value-weighted index that tracks the daily price and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year of final maturity. Returns include reinvested dividends but reflect no deduction for fees, expenses, or taxes.

One cannot invest directly in an index.

FUNDX UPGRADER FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2005

SHARES                                                  MARKET VALUE % OF TOTAL
------                                                  ------------ ----------
            INVESTMENT COMPANIES
   563,519  AllianceBernstein International
              Growth Fund - Class A                     $  8,452,782      2.5%
 1,058,958  AllianceBernstein International
              Value Fund - Class A                        18,563,541      5.5%
    16,995  AllianceBernstein Small-Mid Cap
              Value Fund - Class A                           287,053      0.1%
   744,346  Allianz CCM Mid-Cap Fund - Class D*<F6>       18,936,157      5.6%
     8,365  Alpine U.S. Real Estate
              Equity Fund - Class Y                          329,987      0.1%
   313,746  Artisan Mid Cap Value
              Fund - Investor Class                        5,907,832      1.7%
    44,879  Baron Partners Fund                              792,568      0.2%
   220,290  BlackRock Global Resources
              Fund - Investor Class A                     15,224,272      4.5%
 1,446,615  BlackRock Mid-Cap Value
              Portfolio - Investor Class A                18,675,805      5.5%
    61,826  Columbia Acorn International Fund - Class Z    1,973,492      0.6%
   191,930  Energy Select Sector Index                     9,366,184      2.8%
   735,311  Excelsior Emerging Markets Fund                7,257,518      2.2%
    28,789  Fidelity International Small Cap Fund            773,840      0.2%
   123,490  Fidelity Latin America Fund                    3,630,620      1.1%
   295,547  Fidelity Leveraged Company Stock Fund          7,243,865      2.1%
   107,239  Fidelity Select Energy
              Service Portfolio*<F6>                       6,481,501      1.9%
   239,362  Fidelity Value Fund                           18,098,138      5.3%
   222,165  ICON Energy Fund*<F6>                          6,876,016      2.0%
    91,500  iShares Goldman Sachs Natural
              Resources Index Fund                         7,676,850      2.3%
   110,300  iShares MSCI Brazil Index Fund                 3,483,274      1.0%
   192,100  iShares MSCI EAFE Index Fund                  10,805,625      3.2%
    81,456  iShares MSCI Emerging Markets Index Fund       6,475,752      1.9%
   556,000  iShares MSCI Japan Index Fund                  6,733,160      2.0%
   107,600  iShares MSCI Mexico Index Fund                 3,450,732      1.0%
    87,800  iShares MSCI South Korea Index Fund            3,270,550      1.0%
   166,750  iShares Russell Midcap Value Index Fund       19,999,995      5.9%
    96,000  iShares S&P Latin America 40 Index Fund       11,073,600      3.3%
   294,800  iShares S&P Midcap 400 Value Index Fund       19,872,468      5.9%
   547,828  Julius Baer International
              Equity Fund - Class A                       18,785,012      5.5%
   229,635  Muhlenkamp Fund                               18,616,548      5.5%
   770,788  Neuberger Berman International
              Fund - Investor Class                       15,970,718      4.7%
   696,866  Neuberger Berman Partners
              Fund - Investor Class                       19,568,004      5.8%
   301,604  Pioneer Cullen Value Fund - Class A            5,130,283      1.5%
   163,800  Rydex Series Trust Sector
              Rotation Fund - Class H*<F6>                 2,004,914      0.6%
   659,077  Thornburg International Value Fund - Class A  14,677,644      4.3%
                                                        ------------    ------
               TOTAL INVESTMENT COMPANIES
                 (COST $307,197,080)                     336,466,300     99.3%
                                                        ------------    ------
            SHORT-TERM INVESTMENT
 5,906,460  Cash Trust Series II _
              Treasury Cash Series II                      5,906,460      1.8%
                                                        ------------    ------
               TOTAL SHORT-TERM INVESTMENT
                 (COST $5,906,460)                         5,906,460      1.8%
                                                        ------------    ------
            Total Investments  (cost $313,103,540)       342,372,760    101.1%
            Liabilities in Excess of Other Assets         (3,645,052)    (1.1)%
                                                        ------------    ------
            NET ASSETS                                  $338,727,708    100.0%
                                                        ------------    ------
                                                        ------------    ------

*<F6>  Non-income producing.

See accompanying Notes to Financial Statements.

FUNDX AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2005

SHARES                                                  MARKET VALUE % OF TOTAL
------                                                  ------------ ----------
            INVESTMENT COMPANIES
   108,124  AIM Utilities Fund - Class A                 $ 1,467,245      2.1%
   110,449  AllianceBernstein International
              Growth Fund - Class A                        1,656,734      2.4%
    99,529  AllianceBernstein International
              Value Fund - Class A                         1,744,746      2.5%
    20,263  AllianceBernstein Small-Mid Cap
              Value Fund - Class A                           342,245      0.5%
    95,712  Allianz CCM Mid-Cap Fund - Class D*<F7>        2,434,902      3.5%
    58,709  Alpine International Real Estate
              Equity Fund - Class Y                        1,696,097      2.4%
    15,967  Alpine U.S. Real Estate
              Equity Fund - Class Y                          629,907      0.9%
    60,787  Baron Partners Fund                            1,073,494      1.5%
    48,157  BlackRock Global Resources
              Fund - Investor Class A                      3,328,162      4.7%
   188,148  BlackRock Mid-Cap Value
              Portfolio - Investor Class A                 2,428,986      3.5%
    20,076  Columbia Acorn International Fund - Class Z      640,826      0.9%
    56,350  Energy Select Sector Index                     2,749,880      3.9%
   286,840  Excelsior Emerging Markets Fund                2,831,108      4.0%
    69,865  Excelsior Energy and Natural Resources Fund    1,892,653      2.7%
    53,504  Fidelity Leveraged Company Stock Fund          1,311,371      1.9%
    34,792  Fidelity Select Medical Delivery Portfolio     1,834,607      2.6%
    80,703  ICON Energy Fund*<F7>                          2,497,745      3.5%
    25,300  iShares Goldman Sachs Natural
              Resources Index Fund                         2,122,670      3.0%
    25,700  iShares MSCI Brazil Index Fund                   811,606      1.2%
    29,450  iShares MSCI EAFE Index Fund                   1,656,563      2.4%
    28,444  iShares MSCI Emerging Markets Index Fund       2,261,298      3.2%
   194,700  iShares MSCI Japan Index Fund                  2,357,817      3.3%
    54,700  iShares MSCI Mexico Index Fund                 1,754,229      2.5%
    47,000  iShares MSCI South Korea Index Fund            1,750,750      2.5%
    25,900  iShares Russell Midcap Value Index Fund        3,106,446      4.4%
    27,500  iShares S&P Latin America 40 Index Fund        3,172,125      4.5%
    32,660  iShares S&P Midcap 400 Value Index Fund        2,201,611      3.1%
    68,641  Julius Baer International
              Equity Fund - Class A                        2,353,697      3.3%
    29,370  Muhlenkamp Fund                                2,381,019      3.4%
    95,687  Neuberger Berman International
              Fund - Investor Class                        1,982,629      2.8%
    68,650  Neuberger Berman Partners
              Fund - Investor Class                        1,927,693      2.7%
   125,841  Oppenheimer International
              Small Company Fund - Class A                 2,591,056      3.7%
   101,776  Oppenheimer Real Asset Fund - Class A            873,234      1.2%
    13,945  Pioneer Mid-Cap Value Fund - Class Y             330,206      0.5%
    27,961  Potomac Commodity Bull
              Fund - Investor Class*<F7>                     636,949      0.9%
    81,900  Rydex Series Trust Sector
              Rotation Fund - Class H*<F7>                 1,002,457      1.4%
    88,629  Thornburg International Value Fund - Class A   1,973,761      2.8%
    47,393  U.S. Global Investors Accolade
              Funds - Eastern European Fund                1,830,801      2.6%
                                                         -----------    ------
               TOTAL INVESTMENT COMPANIES
                 (COST $61,748,071)                       69,639,325     98.9%
                                                         -----------    ------
            SHORT-TERM INVESTMENT
 4,024,827  Cash Trust Series II _
              Treasury Cash Series II                      4,024,827      5.7%
                                                         -----------    ------
               TOTAL SHORT-TERM INVESTMENT
                 (COST $4,024,827)                         4,024,827      5.7%
                                                         -----------    ------
            Total Investments  (cost $65,772,898)         73,664,152    104.6%
            Liabilities in Excess of Other Assets         (3,259,892)    (4.6)%
                                                         -----------    ------
            NET ASSETS                                   $70,404,260    100.0%
                                                         -----------    ------
                                                         -----------    ------

*<F7>  Non-income producing.

See accompanying Notes to Financial Statements.

FUNDX CONSERVATIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2005

SHARES                                                  MARKET VALUE % OF TOTAL
------                                                  ------------ ----------
            INVESTMENT COMPANIES
   166,649  AllianceBernstein International
              Growth Fund - Class A                      $ 2,499,740      5.7%
    96,754  Alpine Realty Income &
              Growth Fund - Class Y                        2,120,846      4.8%
   165,216  American Century Utilities
              Fund - Investor Class                        2,205,628      5.0%
   123,149  Analytic Defensive Equity
              Fund - Institutional Class                   1,628,028      3.7%
   201,248  BlackRock Mid-Cap Value
              Portfolio - Investor Class A                 2,598,106      5.9%
    47,319  CGM Mutual Fund                                1,328,715      3.0%
   110,112  Excelsior International Fund                   1,528,352      3.5%
    78,881  FBR Gas Utility Index Fund                     1,360,693      3.1%
    36,164  Fidelity Real Estate Investment Portfolio      1,107,332      2.5%
    95,260  Fidelity Utilities Fund                        1,382,225      3.2%
   169,686  Heitman REIT Fund - PBHG                       2,227,972      5.1%
    15,100  iShares Cohen & Steers
              Realty Majors Index Fund                     1,085,690      2.5%
    24,700  iShares Dow Jones U.S. Real
              Estate Index Fund                            1,538,810      3.5%
    21,850  iShares MSCI EAFE Index Fund                   1,229,062      2.8%
    39,940  iShares S&P MidCap 400 Value Index Fund        2,692,355      6.1%
    68,462  Julius Baer International
              Equity Fund - Class A                        2,347,557      5.4%
   106,392  Leuthold Core Investment Fund                  1,862,921      4.2%
   152,705  Matthews Asian Growth and Income Fund          2,579,186      5.9%
    33,482  Muhlenkamp Fund                                2,714,372      6.2%
    61,315  Neuberger Berman International
              Fund - Investor Class                        1,270,449      2.9%
    46,170  Neuberger Berman Partners
              Fund - Investor Class                        1,296,443      3.0%
    68,937  PIMCO Commodity RealReturn
              Strategy Fund - Class D                      1,118,163      2.6%
   175,704  Rydex Series Trust Sector
              Rotation Fund - Class H*<F8>                 2,150,617      4.9%
    18,900  Stratton Growth Fund                             812,900      1.9%
    39,626  Thornburg International Value Fund - Class A     882,465      2.0%
     5,919  Wells Fargo Advantage Dividend
              Income Fund - Investor Class                    97,774      0.2%
                                                         -----------    ------
               TOTAL INVESTMENT COMPANIES
                 (COST $41,021,906)                       43,666,401     99.6%
                                                         -----------    ------
            SHORT-TERM INVESTMENT
    85,307  Cash Trust Series II _
              Treasury Cash Series II                         85,307      0.2%
                                                         -----------    ------
               TOTAL SHORT-TERM INVESTMENT
                 (COST $85,307)                               85,307      0.2%
                                                         -----------    ------
            Total Investments  (cost $41,107,213)         43,751,708     99.8%
            Other Assets in Excess of Liabilities             91,117      0.2%
                                                         -----------    ------
            NET ASSETS                                   $43,842,825    100.0%
                                                         -----------    ------
                                                         -----------    ------

*<F8>  Non-income producing.

See accompanying Notes to Financial Statements.

FUNDX FLEXIBLE INCOME FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2005

SHARES                                                  MARKET VALUE % OF TOTAL
------                                                  ------------ ----------
            INVESTMENT COMPANIES
   114,886  Buffalo Balanced Fund                        $ 1,181,029      3.1%
    38,133  Columbia High Yield Fund - Class Z               321,842      0.8%
   100,936  Columbia Income Fund - Class Z                   983,118      2.5%
   182,221  Eaton Vance Floating-Rate
              Fund - Institutional Class                   1,800,343      4.7%
   211,619  Eaton Vance Strategic
              Income Fund - Class A                        1,671,793      4.3%
   340,501  Fidelity Capital & Income Fund                 2,822,756      7.3%
   135,759  Fidelity Floating Rate High Income Fund        1,350,798      3.5%
   102,902  Fidelity Real Estate Income Fund               1,201,897      3.1%
    60,530  Gateway Fund                                   1,520,509      3.9%
   506,230  John Hancock High Yield Fund - Class A         2,490,650      6.4%
    24,448  Kensington Select Income Fund - Class A          840,028      2.2%
   200,012  Loomis Sayles Bond Fund _
              Institutional Class                          2,736,168      7.1%
   371,712  MainStay High Yield Corporate
              Bond Fund - Class A                          2,308,326      6.0%
    86,634  Matthews Asian Growth and Income Fund          1,463,247      3.8%
   262,272  Oppenheimer International
              Bond Fund - Class A                          1,542,161      4.0%
   457,904  Oppenheimer Strategic Income Fund - Class A    1,950,671      5.1%
    53,968  Permanent Portfolio                            1,505,695      3.9%
    21,604  PIMCO Commodity RealReturn
              Strategy Fund - Class D                        350,420      0.9%
    99,741  PIMCO Emerging Markets Bond Fund - Class D     1,115,106      2.9%
   156,322  PIMCO Foreign Bond Fund U.S. Dollar - Class D  1,667,955      4.3%
   151,994  PIMCO Total Return Fund - Class D              1,598,977      4.1%
   203,333  Pioneer High Yield Fund - Class A              2,273,262      5.9%
   186,824  Pioneer Strategic Income Fund - Class A        1,942,967      5.0%
   172,604  Western Asset Core Bond
              Portfolio - Institutional Class              1,934,887      5.0%
                                                         -----------    ------
               TOTAL INVESTMENT COMPANIES
                 (COST $38,521,520)                       38,574,605     99.8%
                                                         -----------    ------
            SHORT-TERM INVESTMENT
    91,912  Cash Trust Series II _
              Treasury Cash Series II                         91,912      0.2%
                                                         -----------    ------
               TOTAL SHORT-TERM INVESTMENT
                 (COST $91,912)                               91,912      0.2%
                                                         -----------    ------
            Total Investments  (cost $38,613,432)         38,666,517    100.0%
            Liabilities in Excess of Other Assets             (4,224)     0.0%
                                                         -----------    ------
            NET ASSETS                                   $38,662,293    100.0%
                                                         -----------    ------
                                                         -----------    ------

See accompanying Notes to Financial Statements.

FUNDX UPGRADER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES AT OCTOBER 31, 2005

                                                                                 FUNDX          FUNDX AGGRESSIVE
                                                                             UPGRADER FUND       UPGRADER FUND
                                                                             -------------      ----------------
ASSETS
   Investments in securities, at value
     (identified cost $313,103,540, $65,772,898, respectively)                $342,372,760         $73,664,152
   Cash                                                                             28,331               7,698
   Receivables
       Securities sold                                                           3,152,978           1,147,190
       Fund shares sold                                                          1,643,287             884,033
       Dividends and interest                                                        7,923               2,318
   Prepaid expenses and other assets                                                27,971              17,306
                                                                              ------------         -----------
           Total assets                                                        347,233,250          75,722,697
                                                                              ------------         -----------

LIABILITIES
   Payables
       Securities purchased                                                      7,798,893           5,097,337
       Fund shares redeemed                                                        302,615              73,416
       Advisory fees                                                               280,578             101,982
       Administration fees                                                          19,622               4,165
       Custody fees                                                                  3,821                 799
       Fund accounting fees                                                         20,039               8,138
       Transfer agent fees                                                          43,784              11,621
       Chief compliance officer fees                                                   333                 333
   Accrued expenses                                                                 35,857              20,646
                                                                              ------------         -----------
           Total liabilities                                                     8,505,542           5,318,437
                                                                              ------------         -----------
NET ASSETS                                                                    $338,727,708         $70,404,260
                                                                              ------------         -----------
                                                                              ------------         -----------

COMPONENTS OF NET ASSETS
   Paid-in capital                                                            $288,178,881         $59,744,997
   Undistributed net investment income (loss)                                      142,337                  --
   Accumulated net realized gain on investments                                 21,137,270           2,768,009
   Net unrealized appreciation on investments                                   29,269,220           7,891,254
                                                                              ------------         -----------
           Net assets                                                         $338,727,708         $70,404,260
                                                                              ------------         -----------
                                                                              ------------         -----------

CALCULATION OF NET ASSET VALUE PER SHARE
   Net assets applicable to shares outstanding                                $338,727,708         $70,404,260
   Shares outstanding; unlimited number of
     shares authorized without par value                                         9,509,573           1,848,392
   Net asset value, offering and redemption price per share                   $      35.62         $     38.09
                                                                              ------------         -----------
                                                                              ------------         -----------

See accompanying Notes to Financial Statements.

FUNDX UPGRADER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES AT OCTOBER 31, 2005

                                                                           FUNDX CONSERVATIVE    FUNDX FLEXIBLE
                                                                             UPGRADER FUND        INCOME FUND
                                                                           ------------------    --------------
ASSETS
   Investments in securities, at value
     (identified cost $41,107,213 and 38,613,432, respectively)                $43,751,708         $38,666,517
   Receivables
       Securities sold                                                           1,416,374                  --
       Fund shares sold                                                            140,763             237,492
       Dividends and interest                                                        3,220             119,680
   Prepaid expenses and other assets                                                 9,042               9,543
                                                                               -----------         -----------
           Total assets                                                         45,321,107          39,033,232
                                                                               -----------         -----------

LIABILITIES
   Payables
       Securities purchased                                                      1,321,417             107,775
       Fund shares redeemed                                                         66,628             211,559
       Advisory fees                                                                47,886              13,312
       Administration fees                                                           2,874               2,590
       Custody fees                                                                  1,766               1,411
       Fund accounting fees                                                          8,008               7,928
       Transfer agent fees                                                           9,694               8,139
       Chief compliance officer fees                                                   333                 333
   Accrued expenses                                                                 19,676              17,892
                                                                               -----------         -----------
           Total liabilities                                                     1,478,282             370,939
                                                                               -----------         -----------
NET ASSETS                                                                     $43,842,825         $38,662,293
                                                                               -----------         -----------
                                                                               -----------         -----------

COMPONENTS OF NET ASSETS
   Paid-in capital                                                             $39,103,942         $38,076,453
   Undistributed net investment income                                              96,504             856,359
   Accumulated net realized gain (loss) on investments                           1,997,884            (323,604)
   Net unrealized appreciation on investments                                    2,644,495              53,085
                                                                               -----------         -----------
           Net assets                                                          $43,842,825         $38,662,293
                                                                               -----------         -----------
                                                                               -----------         -----------

CALCULATION OF NET ASSET VALUE PER SHARE
   Net assets applicable to shares outstanding                                 $43,842,825         $38,662,293
   Shares outstanding; unlimited number of
     shares authorized without par value                                         1,365,400           1,364,554
   Net asset value, offering and redemption price per share                    $     32.11         $     28.33
                                                                               -----------         -----------
                                                                               -----------         -----------

See accompanying Notes to Financial Statements.

FUNDX UPGRADER FUNDS

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2005

                                                                                 FUNDX          FUNDX AGGRESSIVE
                                                                             UPGRADER FUND       UPGRADER FUND
                                                                             -------------      ----------------
INVESTMENT INCOME
   Income
       Dividends                                                               $ 6,030,437          $  976,786
       Interest                                                                     43,426               8,564
                                                                               -----------          ----------
           Total Income                                                          6,073,863             985,350
                                                                               -----------          ----------
   Expenses
       Advisory fees (Note 3)                                                    2,877,692             535,088
       Transfer agent fees                                                         281,514              62,812
       Administration fees (Note 3)                                                196,918              36,823
       Fund accounting fees                                                         77,987              31,960
       Registration fees                                                            76,452              32,352
       Custody fees                                                                 51,940              12,633
       Reports to shareholders                                                      28,114              10,596
       Professional fees                                                            25,134              25,489
       Trustee fees                                                                 10,983               5,770
       Interest expense (Note 6)                                                    10,962               2,378
       Insurance expense                                                            10,553               2,308
       Miscellaneous                                                                 9,973               2,449
       Chief compliance officer fees                                                 2,000               2,000
                                                                               -----------          ----------
           Total expenses                                                        3,660,222             762,658
           Plus: prior year fees waived subject to recoupment (Note 3)                  --              39,975
                                                                               -----------          ----------
           Net expenses                                                          3,660,222             802,633
                                                                               -----------          ----------
               NET INVESTMENT INCOME                                             2,413,641             182,717
                                                                               -----------          ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments                                             14,723,338           1,953,980
   Capital gain distributions from regulated investment companies                6,591,009           1,044,299
   Net change in unrealized appreciation on investments                         14,451,366           5,431,433
                                                                               -----------          ----------
   Net realized and unrealized gain on investments                              35,765,713           8,429,712
                                                                               -----------          ----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $38,179,354          $8,612,429
                                                                               -----------          ----------
                                                                               -----------          ----------

See accompanying Notes to Financial Statements.

FUNDX UPGRADER FUNDS

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2005

                                                                           FUNDX CONSERVATIVE    FUNDX FLEXIBLE
                                                                             UPGRADER FUND        INCOME FUND
                                                                           ------------------    --------------
INVESTMENT INCOME
   Income
       Dividends                                                                $1,178,225          $1,554,190
       Interest                                                                      4,721               2,532
                                                                                ----------          ----------
           Total Income                                                          1,182,946           1,556,722
                                                                                ----------          ----------
   Expenses
       Advisory fees (Note 3)                                                      385,373             203,798
       Transfer agent fees                                                          51,045              44,238
       Fund accounting fees                                                         31,673              31,547
       Administration fees (Note 3)                                                 26,500              20,046
       Professional fees                                                            25,774              25,558
       Registration fees                                                            19,968              19,397
       Custody fees                                                                 10,335               9,797
       Reports to shareholders                                                       5,873               4,182
       Trustee fees                                                                  5,639               5,333
       Chief compliance officer fees                                                 2,000               2,000
       Miscellaneous                                                                 1,830               1,412
       Insurance expense                                                             1,691               1,503
       Interest expense (Note 6)                                                     1,480                 723
                                                                                ----------          ----------
           Total expenses                                                          569,181             369,534
           Plus: prior year fees waived subject to recoupment (Note 3)               8,879                  --
           Less: waived expenses (Note 3)                                               --             (81,305)
                                                                                ----------          ----------
           Net expenses                                                            578,060             288,229
                                                                                ----------          ----------
               NET INVESTMENT INCOME                                               604,886           1,268,493
                                                                                ----------          ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments                                       1,002,678            (399,882)
   Capital gain distributions from regulated investment companies                1,012,674             124,489
   Net change in unrealized appreciation (depreciation) on investments             834,238            (485,369)
                                                                                ----------          ----------
   Net realized and unrealized gain (loss) on investments                        2,849,590            (760,762)
                                                                                ----------          ----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $3,454,476          $  507,731
                                                                                ----------          ----------
                                                                                ----------          ----------

See accompanying Notes to Financial Statements.

FUNDX UPGRADER FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               YEAR ENDED          YEAR ENDED
                                                                            OCTOBER 31, 2005    OCTOBER 31, 2004
                                                                            ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
   Net investment income (loss)                                               $  2,413,641        $ (1,389,906)
   Net realized gain on investments                                             14,723,338          20,150,068
   Capital gain distributions from regulated investment companies                6,591,009             746,823
   Net increase from payments by affiliates on the disposal of
     investments in violation of restrictions (Note 3)                                  --               1,630
   Net change in unrealized appreciation (depreciation) on investments          14,451,366          (4,075,021)
                                                                              ------------        ------------
       Net increase in net assets resulting  from operations                    38,179,354          15,433,594
                                                                              ------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                                   (2,271,304)                 --
   From net realized gain                                                       (3,244,940)                 --
                                                                              ------------        ------------
       Total distributions to shareholders                                      (5,516,244)                 --
                                                                              ------------        ------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase in net assets derived from
     net change in outstanding shares (a)<F9> (b)<F10>                          77,374,460          75,699,310
                                                                              ------------        ------------
       Total increase in net assets                                            110,037,570          91,132,904
                                                                              ------------        ------------

NET ASSETS
   Beginning of year                                                           228,690,138         137,557,234
                                                                              ------------        ------------
   End of year (including undistributed
     net investment income of $142,337 and $0, respectively)                  $338,727,708        $228,690,138
                                                                              ------------        ------------
                                                                              ------------        ------------

(a)<F9>   Net of redemption fees of $54,655 and $0, respectively.
(b)<F10>  A summary of capital share transactions is as follows:

                                                              YEAR ENDED                         YEAR ENDED
                                                           OCTOBER 31, 2005                   OCTOBER 31, 2004
                                                     ----------------------------        ---------------------------
                                                     SHARES       PAID-IN CAPITAL        SHARES      PAID-IN CAPITAL
                                                     ------       ---------------        ------      ---------------
Shares sold                                          6,512,755      $224,703,309        5,037,169      $153,822,481
Shares issued in reinvestment of distributions         162,687         5,370,292               --                --
Shares redeemed                                     (4,440,377)     (152,699,141)      (2,587,334)      (78,123,171)
                                                    ----------      ------------       ----------      ------------
Net increase                                         2,235,065      $ 77,374,460        2,449,835      $ 75,699,310
                                                    ----------      ------------       ----------      ------------
                                                    ----------      ------------       ----------      ------------

See accompanying Notes to Financial Statements.

FUNDX AGGRESSIVE UPGRADER FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              YEAR ENDED           YEAR ENDED
                                                                           OCTOBER 31, 2005     OCTOBER 31, 2004
                                                                           ----------------     ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
   Net investment income (loss)                                                $   182,717         $  (261,835)
   Net realized gain on investments                                              1,953,980             692,256
   Capital gain distributions from regulated investment companies                1,044,299             147,153
   Net change in unrealized appreciation on investments                          5,431,433             272,755
                                                                               -----------         -----------
       Net increase in net assets resulting from operations                      8,612,429             850,329
                                                                               -----------         -----------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                                     (182,717)             (9,924)
   From net realized gain                                                         (839,948)                 --
                                                                               -----------         -----------
       Total distributions to shareholders                                      (1,022,665)             (9,924)
                                                                               -----------         -----------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase in net assets derived from
     net change in outstanding shares (a)<F11> (b)<F12>                         22,180,379          19,059,344
                                                                               -----------         -----------
       Total increase in net assets                                             29,770,143          19,899,749
                                                                               -----------         -----------

NET ASSETS
   Beginning of year                                                            40,634,117          20,734,368
                                                                               -----------         -----------
   End of year                                                                 $70,404,260         $40,634,117
                                                                               -----------         -----------
                                                                               -----------         -----------

(a)<F11>  Net of redemption fees of $38,801 and $0, respectively.
(b)<F12>  A summary of capital share transactions is as follows:

                                                              YEAR ENDED                         YEAR ENDED
                                                           OCTOBER 31, 2005                   OCTOBER 31, 2004
                                                     ----------------------------        ---------------------------
                                                     SHARES       PAID-IN CAPITAL        SHARES      PAID-IN CAPITAL
                                                     ------       ---------------        ------      ---------------
Shares sold                                          1,501,372       $54,832,995        1,438,303       $46,688,451
Shares issued in reinvestment of distributions          29,113         1,004,999              303             9,799
Shares redeemed                                       (928,382)      (33,657,615)        (865,369)      (27,638,906)
                                                     ---------       -----------        ---------       -----------
Net increase                                           602,103       $22,180,379          573,237       $19,059,344
                                                     ---------       -----------        ---------       -----------
                                                     ---------       -----------        ---------       -----------

See accompanying Notes to Financial Statements.

FUNDX CONSERVATIVE UPGRADER FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               YEAR ENDED          YEAR ENDED
                                                                            OCTOBER 31, 2005    OCTOBER 31, 2004
                                                                            ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
   Net investment income (loss)                                                $   604,886         $  (211,772)
   Net realized gain on investments                                              1,002,678             803,011
   Capital gain distributions from regulated investment companies                1,012,674              46,611
   Net change in unrealized appreciation on investments                            834,238             919,982
                                                                               -----------         -----------
       Net increase in net assets resulting  from operations                     3,454,476           1,557,832
                                                                               -----------         -----------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                                     (508,382)                 --
   From net realized gains                                                        (693,840)           (170,540)
                                                                               -----------         -----------
       Total distributions to shareholders                                      (1,202,222)           (170,540)
                                                                               -----------         -----------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase in net assets derived from
     net change in outstanding shares (a)<F13> (b)<F14>                         13,562,744          15,582,465
                                                                               -----------         -----------
       Total increase in net assets                                             15,814,998          16,969,757
                                                                               -----------         -----------

NET ASSETS
   Beginning of year                                                            28,027,827          11,058,070
                                                                               -----------         -----------
   End of year (including undistributed
     net investment income of $96,504 and $0, respectively)                    $43,842,825         $28,027,827
                                                                               -----------         -----------
                                                                               -----------         -----------

(a)<F13>  Net of redemption fees of $2,635 and $0, respectively.
(b)<F14>  A summary of capital share transactions is as follows:

                                                              YEAR ENDED                         YEAR ENDED
                                                           OCTOBER 31, 2005                   OCTOBER 31, 2004
                                                     ----------------------------        ---------------------------
                                                     SHARES       PAID-IN CAPITAL        SHARES      PAID-IN CAPITAL
                                                     ------       ---------------        ------      ---------------
Shares sold                                            830,975       $26,201,698          863,817       $25,231,393
Shares issued in reinvestment of distributions          38,241         1,182,041            5,828           167,797
Shares redeemed                                       (436,141)      (13,820,995)        (341,806)       (9,816,725)
                                                      --------       -----------         --------       -----------
Net increase                                           433,075       $13,562,744          527,839       $15,582,465
                                                      --------       -----------         --------       -----------
                                                      --------       -----------         --------       -----------

See accompanying Notes to Financial Statements.

FUNDX FLEXIBLE INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               YEAR ENDED          YEAR ENDED
                                                                            OCTOBER 31, 2005    OCTOBER 31, 2004
                                                                            ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
   Net investment income                                                       $ 1,268,493         $   643,580
   Net realized loss on investments                                               (399,882)            (18,653)
   Capital gain distributions from regulated investment companies                  124,489              28,870
   Net change in unrealized appreciation (depreciation) on investments            (485,369)             99,691
                                                                               -----------         -----------
       Net increase in net assets resulting  from operations                       507,731             753,488
                                                                               -----------         -----------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                                     (896,993)           (309,654)
   From net realized gain                                                          (51,673)            (99,413)
                                                                               -----------         -----------
       Total distributions to shareholders                                        (948,666)           (409,067)
                                                                               -----------         -----------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase in net assets derived from
     net change in outstanding shares (a)<F15> (b)<F16>                         16,329,873          12,954,071
                                                                               -----------         -----------
       Total increase in net assets                                             15,888,938          13,298,492
                                                                               -----------         -----------

NET ASSETS
   Beginning of year                                                            22,773,355           9,474,863
                                                                               -----------         -----------
   End of year (including undistributed net investment income
     of $856,359 and $484,833, respectively)                                   $38,662,293         $22,773,355
                                                                               -----------         -----------
                                                                               -----------         -----------

(a)<F15>  Net of redemption fees of $7,550 and $0, respectively.
(b)<F16>  A summary of capital share transactions is as follows:

                                                              YEAR ENDED                         YEAR ENDED
                                                           OCTOBER 31, 2005                   OCTOBER 31, 2004
                                                     ----------------------------        ---------------------------
                                                     SHARES       PAID-IN CAPITAL        SHARES      PAID-IN CAPITAL
                                                     ------       ---------------        ------      ---------------
Shares sold                                            982,659       $27,998,752          930,624       $26,407,422
Shares issued in reinvestment of distributions          32,923           930,408           14,416           405,093
Shares redeemed                                       (444,208)      (12,599,287)        (490,666)      (13,858,444)
                                                      --------       -----------         --------       -----------
Net increase                                           571,374       $16,329,873          454,374       $12,954,071
                                                      --------       -----------         --------       -----------
                                                      --------       -----------         --------       -----------

See accompanying Notes to Financial Statements.

FUNDX UPGRADER FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                            YEAR ENDED       YEAR ENDED        YEAR ENDED      PERIOD ENDED
                                                           OCTOBER 31,       OCTOBER 31,      OCTOBER 31,       OCTOBER 31,
                                                               2005             2004              2003         2002(1)<F20>
                                                           -----------       -----------      -----------      ------------
Net asset value, beginning of period                          $31.44           $28.51            $22.61           $25.00
                                                              ------           ------            ------           ------

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)(2)<F21>                       0.30            (0.19)            (0.11)           (0.03)
     Net realized and unrealized
       gain (loss) on investments                               4.58             3.12              6.01            (2.17)
                                                              ------           ------            ------           ------
Total from investment operations                                4.88             2.93              5.90            (2.20)
                                                              ------           ------            ------           ------

LESS DISTRIBUTIONS:
     From net investment income                                (0.29)              --                --            (0.19)
     From net realized gain                                    (0.42)              --                --               --
                                                              ------           ------            ------           ------
Total distributions                                            (0.71)              --                --            (0.19)
                                                              ------           ------            ------           ------
Paid-in capital from redemption fees (Note 2)                   0.01               --                --               --
                                                              ------           ------            ------           ------
Net asset value, end of period                                $35.62           $31.44            $28.51           $22.61
                                                              ------           ------            ------           ------
                                                              ------           ------            ------           ------

Total return                                                   15.74%           10.28%*<F17>      26.09%           (8.90%)+<F19>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)                          $338.7           $228.7            $137.6           $117.9
Ratio of expenses to average net assets(3)<F22>:
     Before expense reimbursement                               1.27%            1.31%             1.34%            1.44%**<F18>
     After expense reimbursement                                1.27%            1.31%             1.34%            1.44%**<F18>
Ratio of net investment income (loss)
  to average net assets(3)<F22>:
     Before expense reimbursement                               0.84%           (0.73%)           (0.47%)          (0.79%)**<F18>
     After expense reimbursement                                0.84%           (0.73%)*<F17>     (0.47%)          (0.79%)**<F18>
Portfolio turnover rate                                          129%             139%              223%             208%+<F19>

  *<F17> There was no effect on the total return or net investment income due to the net increase from payments by affiliates and net loss on the disposal of investments in violation of restrictions.
 **<F18>   Annualized.
  +<F19>   Not Annualized.
(1)<F20>   Fund commenced operations November 1, 2001.
(2)<F21> Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)<F22> Does not include expenses of investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

FUNDX AGGRESSIVE UPGRADER FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                            YEAR ENDED       YEAR ENDED        YEAR ENDED      PERIOD ENDED
                                                           OCTOBER 31,       OCTOBER 31,      OCTOBER 31,       OCTOBER 31,
                                                               2005             2004              2003         2002(1)<F25>
                                                           -----------       -----------      -----------      ------------
Net asset value, beginning of period                          $32.60           $30.81            $23.23           $25.00
                                                              ------           ------            ------           ------

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)(2)<F26>                       0.18            (0.21)            (0.11)           (0.05)
     Net realized and unrealized
       gain (loss) on investments                               6.05             2.01              7.69            (1.72)
                                                              ------           ------            ------           ------
Total from investment operations                                6.23             1.80              7.58            (1.77)
                                                              ------           ------            ------           ------

LESS DISTRIBUTIONS:
     From net investment income                                (0.31)           (0.01)               --               --
     From net realized gain                                    (0.45)              --                --               --
                                                              ------           ------            ------           ------
Total distributions                                            (0.76)           (0.01)               --               --
                                                              ------           ------            ------           ------
Paid-in capital from redemption fees (Note 2)                   0.02               --                --               --
                                                              ------           ------            ------           ------
Net asset value, end of period                                $38.09           $32.60            $30.81           $23.23
                                                              ------           ------            ------           ------
                                                              ------           ------            ------           ------

Total return                                                   19.41%            5.85%            32.63%           (7.08%)+<F24>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)                           $70.4            $40.6             $20.7             $2.0
Ratio of expenses to average net assets(3)<F27>:
     Before expense reimbursement                               1.42%            1.51%             2.94%           12.27%*<F23>
     After expense reimbursement                                1.50%            1.50%             1.50%            1.50%*<F23>
Ratio of net investment income (loss)
  to average net assets(3)<F27>:
     Before expense reimbursement                               0.42%           (0.77%)           (2.68%)         (11.74%)*<F23>
     After expense reimbursement                                0.34%           (0.76%)           (1.24%)          (0.97%)*<F23>
Portfolio turnover rate                                          116%             187%              128%             182%+<F24>

  *<F23>   Annualized.
  +<F24>   Not Annualized.
(1)<F25>   Fund commenced operations July 1, 2002.
(2)<F26> Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)<F27> Does not include expenses of investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

FUNDX CONSERVATIVE UPGRADER FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                            YEAR ENDED       YEAR ENDED        YEAR ENDED      PERIOD ENDED
                                                           OCTOBER 31,       OCTOBER 31,      OCTOBER 31,       OCTOBER 31,
                                                               2005             2004              2003         2002(1)<F31>
                                                           -----------       -----------      -----------      ------------
Net asset value, beginning of period                          $30.06           $27.34            $22.63           $25.00
                                                              ------           ------            ------           ------

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)(2)<F32>                       0.56            (0.23)            (0.11)           (0.01)
     Net realized and unrealized
       gain (loss) on investments                               2.65             3.30              4.88            (2.36)
                                                              ------           ------            ------           ------
Total from investment operations                                3.21             3.07              4.77            (2.37)
                                                              ------           ------            ------           ------

LESS DISTRIBUTIONS:
     From net investment income                                (0.49)              --             (0.06)              --
     From net realized gain                                    (0.67)           (0.35)               --               --
                                                              ------           ------            ------           ------
Total distributions                                            (1.16)           (0.35)            (0.06)              --
                                                              ------           ------            ------           ------
Paid-in capital from redemption fees (Note 2)                   0.00*<F28>         --                --               --
                                                              ------           ------            ------           ------
Net asset value, end of period                                $32.11           $30.06            $27.34           $22.63
                                                              ------           ------            ------           ------
                                                              ------           ------            ------           ------

Total return                                                   10.84%           11.28%            21.15%           (9.48%)+<F30>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)                           $43.8            $28.0             $11.1             $3.4
Ratio of expenses to average net assets(3)<F33>:
     Before expense reimbursement                               1.48%            1.66%             2.96%            8.75%**<F29>
     After expense reimbursement                                1.50%            1.50%             1.50%            1.50%**<F29>
Ratio of net investment income (loss)
  to average net assets(3)<F33>:
     Before expense reimbursement                               1.59%           (1.10%)           (2.23%)          (7.48%)**<F29>
     After expense reimbursement                                1.57%           (0.94%)           (0.77%)          (0.23%)**<F29>
Portfolio turnover rate                                          107%             130%              198%             114%+<F30>

  *<F28>   Amount is less than $0.01.
 **<F29>   Annualized.
  +<F30>   Not Annualized.
(1)<F31>   Fund commenced operations July 1, 2002.
(2)<F32> Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)<F33> Does not include expenses of investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

FUNDX FLEXIBLE INCOME FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                            YEAR ENDED       YEAR ENDED        YEAR ENDED      PERIOD ENDED
                                                           OCTOBER 31,       OCTOBER 31,      OCTOBER 31,       OCTOBER 31,
                                                               2005             2004              2003         2002(1)<F36>
                                                           -----------       -----------      -----------      ------------
Net asset value, beginning of period                          $28.71           $27.97            $24.89           $25.00
                                                              ------           ------            ------           ------

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(2)<F37>                              1.10             0.87              0.89             0.07
     Net realized and unrealized
       gain (loss) on investments                              (0.34)            0.79              2.71            (0.18)
                                                              ------           ------            ------           ------
Total from investment operations                                0.76             1.66              3.60            (0.11)
                                                              ------           ------            ------           ------

LESS DISTRIBUTIONS:
     From net investment income                                (1.09)           (0.70)            (0.52)              --
     From net realized gain                                    (0.06)           (0.22)               --               --
                                                              ------           ------            ------           ------
Total distributions                                            (1.15)           (0.92)            (0.52)              --
                                                              ------           ------            ------           ------
Paid-in capital from redemption fees (Note 2)                   0.01               --                --               --
                                                              ------           ------            ------           ------
Net asset value, end of period                                $28.33           $28.71            $27.97           $24.89
                                                              ------           ------            ------           ------
                                                              ------           ------            ------           ------

Total return                                                    2.70%            6.02%            14.69%           (0.44%)+<F35>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)                           $38.7            $22.8              $9.5             $3.6
Ratio of expenses to average net assets(3)<F38>:
     Before expense reimbursement                               1.27%            1.45%             2.60%            8.44%*<F34>
     After expense reimbursement                                0.99%            0.99%             0.99%            0.99%*<F34>
Ratio of net investment income (loss)
  to average net assets(3)<F38>:
     Before expense reimbursement                               4.08%            2.90%             2.23%           (5.93%)*<F34>
     After expense reimbursement                                4.36%            3.36%             3.84%            1.52%*<F34>
Portfolio turnover rate                                           83%             192%              173%             135%+<F35>

  *<F34>   Annualized.
  +<F35>   Not Annualized.
(1)<F36>   Fund commenced operations July 1, 2002.
(2)<F37> Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)<F38> Does not include expenses of investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

FUNDX UPGRADER FUNDS

NOTES TO FINANCIAL STATEMENTS AT OCTOBER 31, 2005

NOTE 1 - ORGANIZATION

FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund and FundX Flexible Income Fund (the "Funds") are diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The FundX Upgrader Fund commenced operations on November 1, 2001. The FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund and FundX Flexible Income Fund commenced operations on July 1, 2002.

The investment objective of the FundX Upgrader Fund and the FundX Aggressive Upgrader Fund is to maximize capital appreciation over the long term without regard to income.

The investment objective of the FundX Conservative Upgrader Fund is to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility.

The investment objective of the FundX Flexible Income Fund is to generate total return, which is capital appreciation plus current income.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Securities Valuation. The assets of the Funds consist primarily of shares of underlying mutual funds, which are valued at their respective NAVs. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the current or last trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.

          Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

     B. Federal Income Taxes. It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. At October 31, 2005, the FundX Flexible Income Fund had a capital loss carryforward available for federal income tax purposes of $292,536, which expires in 2013, to offset future gains.

     C.   Securities Transactions, Dividend Income and Distributions.
          Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their federal tax treatment. Interest income is recorded on an accrual basis.

     D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

     E. Share Valuation. The net asset value ("NAV") per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds' shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund's net asset value per share. The Funds charge a 2.00% redemption fee on shares held less than one month. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. Each Fund will retain the fee charged as paid-in capital and such fees become part of that Fund's daily NAV calculation.

     F. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2005, the FundX Flexible Income Fund increased undistributed net investment income by $26 and increased accumulated net realized loss on investments by $26.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

DAL Investment Company, LLC (the "Advisor") provides the Funds with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement, the Advisor furnishes all investment advice, office space, facilities and most of the personnel needed by the Funds. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% for the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, and the FundX Conservative Upgrader Fund and 0.70% for the FundX Flexible Income Fund based upon the average daily net assets of each Fund. For the year ended October 31, 2005, the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund incurred $2,877,692, $535,088, $385,373, and $203,798 in advisory fees, respectively.

The Funds are responsible for their own operating expenses. The Advisor has contractually agreed to limit the Funds' total operating expenses by reducing all or a portion of their fees and reimbursing the Funds expenses, excluding interest and tax expense, so that their ratio of expenses to average net assets will not exceed the following:

     FundX Upgrader Fund                               1.50%
     FundX Aggressive Upgrader Fund                    1.50%
     FundX Conservative Upgrader Fund                  1.50%
     FundX Flexible Income Fund                        0.99%

In the case of each of the Funds' initial period of operations any fee withheld or voluntarily reduced and/or any Funds' expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by each of the Funds to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of each of the Funds' current operating expenses for such fiscal year does not exceed the applicable limitation on each Funds' expenses. For the FundX Flexible Income Fund, for the year ended October 31, 2005, the Advisor has voluntarily waived its fees of $81,305.

At October 31, 2005, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the FundX Aggressive Upgrader Fund, the FundX Conservative Fund and the FundX Flexible Income Fund that may be reimbursed was $90,310, $116,941, and $264,539, respectively. The Advisor may recapture portions of the above amounts no later than the dates as stated below:

                                                        OCTOBER 31
                                              -----------------------------
                                              2006         2007        2008
                                              ----         ----        ----
     FundX Upgrader Fund                         --           --          --
     FundX Aggressive Upgrader Fund         (85,331)      (4,979)         --
     FundX Conservative Upgrader Fund       (82,268)     (34,673)         --
     FundX Flexible Income Fund             (95,227)     (88,007)    (81,305)

For the year ended October 31, 2005, fees of $39,975 and $8,879 waived by the Advisor in 2002 were recouped from the FundX Aggressive Upgrader Fund and the FundX Conservative Upgrader Fund, respectively.

The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S Bancorp, serves as the Funds' Administrator and, in that capacity, performs various administrative and accounting services for the Funds. USBFS also serves as the Funds' Fund Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

     Under $36 million                  $36,000
     $36 to $150 million                0.10% of average daily net assets
     Over $150 million                  0.05% of average daily net assets

For the year ended October 31, 2005, the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund incurred $196,918, $36,823, $26,500, and $20,046 in administration fees, respectively.

U.S. Bank, N.A., an affiliate of USBFS, serves as custodian (the "Custodian") to the Funds.

Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are also officers and/or directors of the Administrator and Distributor.

For the year ended October 31, 2005, the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund were each allocated $2,000 of the Chief Compliance Officer fee.

During the year ended October 31, 2004, an investment was made by the Advisor that caused the FundX Upgrader Fund to violate Section 12(d)(1)(F) of the 1940 Act which states that a Fund and any of its "affiliated persons" (defined as any 5% shareholder of the Fund, and officer or director of the Fund, including officers and trustees of the Fund's registrant, and the Fund Advisor) collectively may not own more than 3% of the outstanding shares of any underlying fund. Upon, notification of the violation, the Advisor took corrective action and paid the resulted loss of $1,630 to the Fund.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the year ended October 31, 2005 are as follows:

                                             PURCHASES             SALES
                                             ---------             -----
     FundX Upgrader Fund                   $450,901,699        $370,290,307
     FundX Aggressive Upgrader Fund          84,367,484          62,386,322
     FundX Conservative Upgrader Fund        54,911,609          41,004,861
     FundX Flexible Income Fund              40,760,059          23,982,685

NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

On January 3, 2005 a distribution of $0.7133 per share was declared for the FundX Upgrader Fund. The dividend was paid on January 3, 2005, to shareholders of record on December 31, 2004. The tax character of distributions paid during 2004 and 2005 was as follows:

                                                2005                2004
                                                ----                ----
     Distributions paid from:
        Ordinary income                      $2,271,304              --
        Long-term capital gain                3,245,054              --

On January 3, 2005, a distribution of $0.7595 per share was declared for the FundX Aggressive Upgrader Fund. The dividend was paid on January 3, 2005, to shareholders of record on December 31, 2004. The tax character of distributions paid during 2004 and 2005 was as follows:

                                                2005                2004
                                                ----                ----
     Distributions paid from:
        Ordinary income                       $411,086             $9,924
        Long-term capital gain                 611,579                 --

On January 3, 2005, a distribution of $1.1623 per share was declared for the FundX Conservative Upgrader Fund. The dividend was paid on January 3, 2005, to shareholders of record on December 31, 2004. The tax character of distributions paid during 2004 and 2005 was as follows:

                                                2005                2004
                                                ----                ----
     Distributions paid from:
        Ordinary income                       $508,382            $147,668
        Long-term capital gain                 693,840              22,872

On January 3, 2005, a distribution of $1.1511 per share was declared for the FundX Flexible Income Fund. The dividend was paid on January 3, 2005, to shareholders of record on December 31, 2004. The tax character of distributions paid during 2004 and 2005 was as follows:

                                                2005                2004
                                                ----                ----
     Distributions paid from:
        Ordinary income                       $896,993            $398,678
        Long-term capital gain                  51,673              10,389

As of October 31, 2005, components of distributable earnings on a tax basis were as follows:

                                                                  FUNDX               FUNDX               FUNDX
                                              FUNDX             AGGRESSIVE         CONSERVATIVE          FLEXIBLE
                                             UPGRADER            UPGRADER            UPGRADER             INCOME
                                               FUND                FUND                FUND                FUND
                                             --------           ----------         ------------          --------
Cost of investments                        $313,297,161         $65,860,274         $41,113,943         $38,644,500
                                           ------------         -----------         -----------         -----------
                                           ------------         -----------         -----------         -----------
Gross tax unrealized appreciation          $ 29,075,599         $ 7,803,878         $ 2,637,765          $   22,017
Gross tax unrealized depreciation                    --                  --                  --                  --
                                           ------------         -----------         -----------         -----------
Net tax unrealized appreciation              29,075,599           7,803,878           2,637,765              22,017
                                           ------------         -----------         -----------         -----------
Undistributed ordinary income                 4,554,813             774,488             712,154             856,359
Undistributed long-term capital gain/
  capital loss carryforward                  16,918,415           2,080,897           1,388,964            (292,536)
                                           ------------         -----------         -----------         -----------
Total distributable earnings                 21,473,228           2,855,385           2,101,118             563,823
                                           ------------         -----------         -----------         -----------
Total accumulated earnings/(losses)        $ 50,548,827         $10,659,263         $ 4,738,883         $   585,840
                                           ------------         -----------         -----------         -----------
                                           ------------         -----------         -----------         -----------

Differences between book losses and tax losses are attributable to the tax treatment of wash losses.

NOTE 6 - CREDIT FACILITY

U.S. Bank, N.A. (the "Bank") has made available to the FundX Aggressive Upgrader Fund ("Aggressive Fund"), the FundX Conservative Upgrader Fund ("Conservative Fund"), the FundX Flexible Income Fund ("Flexible Fund") and the FundX Upgrader Fund ("Upgrader Fund") a credit facility pursuant to four separate Loan and Security Agreements for each of the above mentioned Funds for the purpose of purchasing portfolio securities. For the period November 1, 2004 through October 31, 2005, the average interest rate on the outstanding principal amount was 6.21%, 6.31%, 5.94% and 6.22%, respectively. Advances were not collateralized by a first lien against the Funds' assets. During the period November 1, 2004 through October 31, 2005, the Aggressive, Conservative, Flexible and Upgrader Funds had outstanding average daily balances of $41,270, $17,956, $6,877 and $171,203, respectively. The maximum amounts outstanding for the current lending agreement during that period were $1,870,000, $962,000, $926,000 and $11,787,000 for the Aggressive, Conservative, Flexible and Upgrader Funds, respectively. Interest expense amounted to $2,378 for the Aggressive Fund, $1,480 for the Conservative Fund, $723 for the Flexible Fund and $10,962 for the Upgrader Fund for the period November 1, 2004 through October 31, 2005. At October 31, 2005, there were no loan payable balances for any of the Funds.

FEDERAL TAX INFORMATION (UNAUDITED)

The FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund and FundX Flexible Income Fund designate 16.85%, 22.11%, 16.71% and 59.00%, respectively, of the dividends declared from net investment income during the year ended October 31, 2005 as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the year ended October 31, 2005, 8.3%, 6.7%, 6.5% and 55.6% of the ordinary distributions paid by the FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund and FundX Flexible Income Fund, respectively, qualify for the dividend received deduction available to corporate shareholders.

For the year ended October 31, 2005, $3,245,054, $611,579, $693,840 and $51,673
were designated as long-term capital gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code by the FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund and FundX Flexible Income Fund, respectively.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

Information regarding how the FundX Upgrader Funds vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (866) 455-FUND [3863] or by accessing the Funds' website at www.fundx.com and the SEC's website at www.sec.gov. Information regarding how
-------------                          -----------
the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (866) 455-FUND [3863] or by accessing the SEC's website at www.sec.gov.
                                     -----------

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (UNAUDITED)

The FundX Upgrader Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds' Form N-Q is available without charge, upon request, by calling toll-free at
(866) 455-FUND [3863]. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.
           -----------

REPORT OF REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Professionally Managed Portfolios
Glendora, California

We have audited the accompanying statements of assets and liabilities of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, each a series of shares of Professionally Managed Portfolios, including the schedules of investments as of October 31, 2005, the related statements of operations for the year then ended, the statements of changes in net assets for the two years then ended, and the financial highlights for the three years and the period ended October 31, 2002. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2005 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above mentioned Funds as of October 31, 2005, the results of their operations for the year then ended, the changes in their net assets for the two years then ended and the financial highlights for the three years and the period ended October 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

                                    TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
November 18, 2005

MANAGEMENT OF THE FUND (UNAUDITED)

The Trustees are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds. The Trustees, in turn, elect the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and Officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below.

                                                                                                     NUMBER OF
                                                                                                     PORTFOLIOS
                                         TERM OF        PRINCIPAL                                    IN FUND
                             POSITION    OFFICE AND     OCCUPATION                                   COMPLEX**<F40>   OTHER
NAME, ADDRESS                WITH        LENGTH OF      DURING PAST                                  OVERSEEN         DIRECTORSHIPS
AND AGE                      THE TRUST   TIME SERVED    FIVE YEARS                                   BY TRUSTEES      HELD
-------------                ---------   -----------    -----------                                  --------------   -------------

                                                 INDEPENDENT TRUSTEES OF THE TRUST
                                                 ---------------------------------

Dorothy A. Berry*<F39>       Chairman    Indefinite     President, Talon Industries, Inc.            4                None.
(born 1943)                  and         Term           (administrative, management
2020 E. Financial Way        Trustee     since          and business consulting);
Suite 100                                May 1991.      formerly Chief Operating
Glendora, CA 91741                                      Officer, Integrated Asset
                                                        Management (investment
                                                        advisor and manager) and
                                                        formerly President, Value
                                                        Line, Inc. (investment advisory
                                                        and financial publishing firm).

Wallace L. Cook*<F39>        Trustee     Indefinite     Financial Consultant, formerly               4                None.
(born 1939)                              Term           Senior Vice President,
2020 E. Financial Way                    since          Rockefeller Trust Co.; Financial
Suite 100                                May 1991.      Counselor, Rockefeller & Co.
Glendora, CA 91741

Carl A. Froebel*<F39>        Trustee     Indefinite     Owner, Golf Adventures, LLC,                 4                None.
(born 1938)                              Term           (Vacation Services).  Formerly
2020 E. Financial Way                    since          Managing Director, Premier
Suite 100                                May 1991.      Solutions, Ltd.  Formerly President
Glendora, CA 91741                                      and Founder, National Investor
                                                        Data Services, Inc. (investment
                                                        related computer software).

Steven J. Paggioli*<F39>     Trustee     Indefinite     Consultant since July 2001;                  4                Trustee,
(born 1950)                              Term           formerly, Executive Vice                                      Managers
2020 E. Financial Way                    since          President, Investment Company                                 Funds;
Suite 100                                May 1991.      Administration, LLC ("ICA")                                   Trustee,
Glendora, CA 91741                                      (mutual fund administrator).                                  Managers
                                                                                                                      AMG Funds;
                                                                                                                      Director,
                                                                                                                      Guardian
                                                                                                                      Mutual Funds.

Rowley W.P. Redington*<F39>  Trustee     Indefinite     President; Intertech Computer                4                None.
(born 1944)                              Term           Services Corp. (computer
2020 E. Financial Way                    since          services and consulting).
Suite 100                                May 1991.
Glendora, CA 91741

                                                       OFFICERS OF THE TRUST
                                                       ---------------------

Robert M. Slotky             President   Indefinite     Vice President, U.S. Bancorp                 4                Not
(born 1947)                              Term since     Fund Services, LLC since July                                 Applicable.
2020 E. Financial Way                    August 2002.   2001; formerly, Senior Vice
Suite 100                    Chief       Indefinite     President, ICA (May 1997-
Glendora, CA 91741           Compliance  Term since     July 2001).
                             Officer     September
                                         2004.

Eric W. Falkeis              Treasurer   Indefinite     Vice President, U.S. Bancorp                 4                Not
(born 1973)                              Term           Fund Services, LLC since 1997;                                Applicable.
615 East Michigan St.                    since          Chief Financial Officer, Quasar
Milwaukee, WI 53202                      August 2002.   Distributors, LLC since 2000.

Angela L. Pingel             Secretary   Indefinite     Counsel, U.S. Bancorp Fund                   4                Not
(born 1971)                              Term           Services, LLC since 2004; formerly,                           Applicable.
615 East Michigan St.                    since          Associate, Krukowski & Costello,
Milwaukee, WI 53202                      December       S.C. (2002-2004); formerly, Vice
                                         2005.          President - Investment Operations,
                                                        Heartland Advisors, Inc. (1994-2002).

 *<F39> Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act.
**<F40> The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term "Fund Complex" applies only to the Funds.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

At a meeting held on August 17, 2005, the Board (including the Independent Trustees) considered and approved the continuance of the Advisory Agreement for a period ending August 31, 2006. Prior to the meeting, the Independent Trustees had requested detailed information from the Advisor regarding the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund, the FundX Flexible Income Fund and the FundX Upgrader Fund (the "Funds"). This information together with the information provided to the Independent Trustees throughout the course of the year formed the primary (but not exclusive) basis for the Board's determinations. Below is a summary of the factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the continuance of the Advisory Agreement:

1. THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT. The Board considered the Advisor's specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel at the Advisor involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor's compliance record, and the Advisor's business continuity plan. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board's knowledge of the Advisor's operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2. THE FUNDS' HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR. In assessing the quality of the portfolio management delivered by the Advisor, the Trustees reviewed the short-term and long-term performance of the Funds on both an absolute basis and in comparison to their peer funds as classified by Lipper.

     For the FundX Aggressive Upgrader Fund, the Board noted that the Fund's year-to-date performance was above the median of its peer group. The Board also noted that although the Fund's one-year performance was below the median of its peer group, it was ranked in the third quartile and was near the median on an absolute basis (73 basis points below the median). The Trustees concluded that the Advisor's performance was satisfactory under current market conditions.

     For the FundX Conservative Upgrader Fund, the Board noted that the Fund's year-to-date performance was above the median of its peer group. The Board also noted that although the Fund's one-year performance was below the median of its peer group, it was ranked in the third quartile and was near the median on an absolute basis (90 basis points below the median). The Trustees concluded that the Advisor's performance was satisfactory under current market conditions.

     For the FundX Flexible Income Fund, the Board noted that the Fund's year-to-date performance was above the median of its peer group. The Board also noted that although the Fund's one-year performance was below the median of its peer group during its relatively short history, its nine-month performance figures were above the median of its peer group. The Trustees concluded that the Advisor's performance was satisfactory under current market conditions.

     For the FundX Upgrader Fund, the Board noted that the Fund's year-to-date, 1-year and 3-year performance were each above the median of its peer group. The Board particularly noted the Fund's first quartile performance ranking for all relevant periods. The Trustees concluded that the Advisor's performance was highly satisfactory under current market conditions.

3. THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR'S FEES UNDER THE ADVISORY AGREEMENT. In considering the advisory fee and total fees and expenses of the Funds, the Board reviewed comparisons to their peer funds and separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements.

     For the FundX Aggressive Upgrader Fund, the Board noted that the Advisor had agreed to maintain an annual expense ratio of 1.50%. The Trustees noted that, while the Fund's total expense ratio was above its peer group median, the expense structure was in line with the fees charged by the Advisor to its other investment management clients and were not excessive. The Trustees also took into account that the Advisor's strategy involved investing in other mutual funds, which necessarily involved some degree of layering of fees, and that investors selecting this Fund were electing a fund-of-funds structure with its attendant additional costs as disclosed in the prospectus. In addition, the Trustees noted that a factor in the expense ratio was the recoupment by the Advisor of amounts that the Advisor had previously paid (either in the form of fee waivers or fund subsidies), and that - given the continuity in the shareholder base - such recoupment was fair and did not unfairly increase the Fund's total expenses.

     For the FundX Conservative Upgrader Fund, the Board noted that the Advisor had agreed to maintain an annual expense ratio of 1.50%. The Trustees noted that, while the Fund's total expense ratio was above its peer group median, the expense structure was in line with the fees charged by the Advisor to its other investment management clients and was not excessive. The Trustees also took into account that the Advisor's strategy involved investing in other mutual funds, which necessarily involved some degree of layering of fees, and that investors selecting this Fund were electing a fund-of-funds structure with its attendant additional costs as disclosed in the prospectus. In addition, the Trustees noted that a factor in the expense ratio was the recoupment by the Advisor of amounts that the Advisor had previously paid (either in the form of fee waivers or fund subsidies), and that - given the continuity in the shareholder base - such recoupment was fair and did not unfairly increase the Fund's total expenses.

     For the FundX Flexible Income Fund, the Board noted that the Advisor had agreed to maintain an annual expense ratio of 0.99%. The Trustees noted that the Fund's advisory fee and total expense ratio were each below its peer group median. Furthermore, the expense structure was in line with the fees charged by the Advisor to its other investment management clients and were not excessive. The Trustees also took into account that the Advisor's strategy involved investing in other mutual funds, which necessarily involved some degree of layering of fees, and that investors selecting this Fund were electing a fund-of-funds structure with its attendant additional costs as disclosed in the prospectus.

     For the FundX Upgrader Fund, the Board noted that the Advisor had agreed to maintain an annual expense ratio of 1.50%. The Trustees noted that, while the Fund's total expense ratio was above its peer group median, the expense structure was in line with the fees charged by the Advisor to its other investment management clients and were not excessive. The Trustees also took into account that the Advisor's strategy involved investing in other mutual funds, which necessarily involved some degree of layering of fees, and that investors selecting this Fund were electing a fund-of-funds structure with its attendant additional costs as disclosed in the prospectus.

4. ECONOMIES OF SCALE. The Board also considered that economies of scale would be expected to be realized by the Advisor as the assets of the Funds grow. The Board noted that although the Funds do not have advisory fee breakpoints, the Advisor has contractually agreed to reduce its advisory fees or reimburse expenses through the specified period so that the Funds do not exceed its specified expense limitations. The Board concluded that there were no effective economies of scale to be shared by the Advisor at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5. THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS. The Board reviewed the Advisor's financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds. The Board considered the Advisor's profitability report including the additional benefits derived by the Advisor from its relationship with the Funds, namely benefits received in exchange for "soft dollars". After such review, the Board determined that the profitability rates to the Advisor with respect to the Advisory Agreement are not excessive, and that the Advisor had maintained adequate profit levels to support the services to the Funds.

No single factor was determinative of the Board's decision to approve the continuance of the Advisory Agreement, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable to the Funds, and that the Funds' shareholders received reasonable value in return for the advisory fees paid. The Board (including a majority of the Independent Trustees) therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Funds and their shareholders.

ADVISOR
DAL Investment Company LLC
235 Montgomery Street, Suite 1049
San Francisco, CA 94104

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee,WI 53202

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee,WI 53202
(866) 455-FUND

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street, 6th Floor
Cincinnati, OH 45202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait,Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, CA 94105-3441

                                            Symbol            CUSIP
FundX Upgrader Fund                          FUNDX          742935547
FundX Aggressive Upgrader Fund               HOTFX          742935521
FundX Conservative Upgrader Fund             RELAX          742935513
FundX Flexible Income Fund                   INCMX          742935497

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

(1)  FILE:  A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

The registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook and Carl A. Froebel are each an "audit committee financial expert" and are considered to be "independent" as each term is defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "Other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                              FUNDX UPGRADER FUND
                              -------------------

                                FYE  10/31/2005     FYE  10/31/2004
                                ---------------     ---------------
          Audit Fees               $14,500          $14,000
          Audit-Related Fees       N/A              N/A
          Tax Fees                 $2,000           $2,000
          All Other Fees           N/A              N/A

                         FUNDX AGGRESSIVE UPGRADER FUND
                         ------------------------------

                               FYE  10/31/2005      FYE  10/31/2004
                               ---------------      ---------------
          Audit Fees               $14,500          $14,000
          Audit-Related Fees       N/A              N/A
          Tax Fees                 $2,000           $2,000
          All Other Fees           N/A              N/A

                        FUNDX CONSERVATIVE UPGRADER FUND
                        --------------------------------

                               FYE  10/31/2005      FYE  10/31/2004
                               ---------------      ----------------
          Audit Fees               $14,500          $14,000
          Audit-Related Fees       N/A              N/A
          Tax Fees                 $2,000           $2,000
          All Other Fees           N/A              N/A

                           FUNDX FLEXIBLE INCOME FUND
                           --------------------------

                               FYE  10/31/2005      FYE  10/31/2004
                               ---------------      ---------------
          Audit Fees               $14,500          $14,000
          Audit-Related Fees       N/A              N/A
          Tax Fees                 $2,000           $2,000
          All Other Fees           N/A              N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant's hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

     Non-Audit Related Fees            FYE  10/31/2005   FYE  10/31/2004
     ----------------------            ---------------   ---------------
     Registrant                            N/A                N/A
     Registrant's Investment Adviser       N/A               N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors/trustees.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Furnished herewith.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)   Professionally Managed Portfolios
                    ---------------------------------------------

     By (Signature and Title)*<F41> /s/Robert M. Slotky
                                    -----------------------------
                                    Robert M. Slotky, President

     Date     January 3, 2006
            -----------------------------------------------------



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F41> /s/Robert M. Slotky
                                    -----------------------------
                                    Robert M. Slotky, President

     Date     January 3, 2006
            -----------------------------------------------------

     By (Signature and Title)*<F41> /s/Eric W. Falkeis
                                    -----------------------------
                                    Eric W. Falkeis, Treasurer

     Date     January 3, 2006
            -----------------------------------------------------

*<F41> Print the name and title of each signing officer under his or her signature.